BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations [text block]
The final allocation of the purchase price is as follows:

Cash and cash equivalents	$70,187
Trade and other receivables	4,930
Inventories	13,774
Other current and non-current assets	3,876
Property, plant and equipment	174,747
Mineral interests and exploration potential	615,939
Goodwill(1)	54,617

Accounts payable, accrued liabilities and other(2)	(45,246)
Lease obligation	(16,589)
Reclamation provision	(3,721)
Convertible debentures	(105,693)
Deferred tax liability	(81,715)
Total net assets acquired	$685,106

(1)	Goodwill of $54,617 was recognized due to the deferred tax liability generated on the business combination. The total amount of goodwill that is expected to be deductible for tax purposes is $nil.

(2)
Accounts payable, accrued liabilities and other includes a liability of $2,131 relating to PSUs which were outstanding and not converted prior to the acquisition on April 1, 2016. The PSUs were converted into 211,442 commons shares of the Company during the year ended December 31, 2016.

Total consideration paid was based on the April 1, 2016 opening price of Tahoe Shares on the Toronto Stock Exchange (“TSX”) of CAD$12.75 and a CAD to USD foreign exchange rate of 0.7665, and is comprised of the following:

	Shares Issued/Issuable	Consideration
Fair value estimate of the Tahoe share consideration	69,239,629	$676,670
Fair value estimate of the consideration for options(1)	1,621,877	8,436
Total consideration	70,861,506	$685,106

(1)
The fair value of the options was determined using the Black-Scholes option pricing model. Where applicable, the inputs and ranges used in the measurement of the fair value (CAD) of the options were as follows:

Share price (CAD) at April 1, 2016	$12.75
Exercise price (CAD)	2.79-25.97
Expected volatility	48.41%-62.60%
Expected life (years)	0.04-4.67
Expected dividend yield	2.46%
Risk-free interest rate	0.54%-0.62%
Fair value (CAD)	0.01-9.65
April 1, 2016 CAD to USD exchange rate	$0.77
Fair value (USD)	0.01-7.40

Disclosure of weighted average inputs used and grant date fair values (CAD) of share options
The fair value of the options was determined using the Black-Scholes option pricing model. Where applicable, the inputs and ranges used in the measurement of the fair value (CAD) of the options were as follows:

Share price (CAD) at April 1, 2016	$12.75
Exercise price (CAD)	2.79-25.97
Expected volatility	48.41%-62.60%
Expected life (years)	0.04-4.67
Expected dividend yield	2.46%
Risk-free interest rate	0.54%-0.62%
Fair value (CAD)	0.01-9.65
April 1, 2016 CAD to USD exchange rate	$0.77
Fair value (USD)	0.01-7.40
The weighted average inputs used and grant date fair values (CAD) of Share Options granted during the years ended December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016
Share price	$9.64	$13.21
Exercise price	$9.91	$9.51
Expected volatility(1)	51%	51%
Expected life (years)	3.50	3.00
Expected dividend yield	3.14%	2.42%
Risk-free interest rate	1.07%	0.57%
Pre-vest forfeiture rate	7.13%	4.12%
Fair value	$2.89	$5.76

(1)	The expected volatility assumption is based on the historical volatility of the Company’s Canadian dollar common shares on the Toronto Stock Exchange.